Expense Example {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-13 - Fidelity Advisor® Floating Rate High Income Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Floating Rate High Income Fund-Class A
Expense Example:
1 year	$ 372
3 years	579
5 years	802
10 years	1,443
Fidelity Advisor Floating Rate High Income Fund-Class M
Expense Example:
1 year	373
3 years	582
5 years	807
10 years	1,455
Fidelity Advisor Floating Rate High Income Fund-Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,842
Fidelity Advisor Floating Rate High Income - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774